Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Receivables [Abstract]
Government institutions	$ 18,252	$ 11,881
Other receivables	10,020	7,444
Prepaid expenses	34,014	80,326
Total other receivables	$ 62,286	$ 99,651